Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 7 — Inventory

The carrying amounts of inventories are as follows:

	September 30,	December 31,
	2013	2012

Raw materials	$70,886	$79,090
Finished goods	1,731,023	1,091,007

	$1,801,909	$1,170,097

As a result of the Arthrex Agreement discussed in Note 3, Angel centrifuges are now classified as “Inventory” in the consolidated balance sheets, whereas they were previously classified as “Property and equipment”.

Note 8 — Inventory Inventory consisted of the following:
	December 31, 2012	December 31, 2011
Raw materials	$79,090	$15,216
Finished goods	1,091,007	532,943
	$1,170,097	$548,159